Investments - Silicon Valley Technology Partners (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Nov. 13, 2018
Schedule of Equity Method Investments [Line Items]
SVTP Preerred Shares-other investment			1,879,699
Preferred Stock, Value, Outstanding	$ 42,350	$ 42,350
Preferred Shares | Overland Storage, Inc.
Schedule of Equity Method Investments [Line Items]
Preferred Stock, Value, Outstanding	$ 2,100